Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli ESG Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Supplement [Text Block]	gsg_SupplementTextBlock

GABELLI ESG FUND, INC. (the "Fund")

Supplement dated April 12, 2018, to the Fund's Summary and Statutory Prospectus for Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares, dated July 28, 2017

Effective April 12, 2018, the Fund's Average Annual Total Returns Table is replaced in its entirety with the following:

Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Since Inception
Gabelli ESG Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	10.39%	10.57%	5.83%
Return After Taxes on Distributions	12.14%	8.59%	5.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	7.00%	4.85%
Class A Shares (first issued on 6/1/07)
Return Before Taxes	4.05%	9.28%	5.19%
Class C Shares (first issued on 6/1/07)
Return Before Taxes	8.63%	9.76%	5.05%
Class I Shares (first issued on 6/1/07)
Return Before Taxes	10.72%	10.86%	6.10%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	7.86%	9.36%	2.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.28%

Gabelli ESG Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsg_SupplementTextBlock

GABELLI ESG FUND, INC. (the "Fund")

Supplement dated April 12, 2018, to the Fund's Summary and Statutory Prospectus for Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares, dated July 28, 2017

Effective April 12, 2018, the Fund's Average Annual Total Returns Table is replaced in its entirety with the following:

Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Since Inception
Gabelli ESG Fund, Inc.
Class AAA Shares (first issued on 6/1/07)
Return Before Taxes	10.39%	10.57%	5.83%
Return After Taxes on Distributions	12.14%	8.59%	5.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	7.00%	4.85%
Class A Shares (first issued on 6/1/07)
Return Before Taxes	4.05%	9.28%	5.19%
Class C Shares (first issued on 6/1/07)
Return Before Taxes	8.63%	9.76%	5.05%
Class I Shares (first issued on 6/1/07)
Return Before Taxes	10.72%	10.86%	6.10%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	7.86%	9.36%	2.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.28%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2016, with maximum sales charge, if applicable)
Gabelli ESG Fund, Inc. | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	10.39%
Past Five Years	rr_AverageAnnualReturnYear05	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	4.05%
Past Five Years	rr_AverageAnnualReturnYear05	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	8.63%
Past Five Years	rr_AverageAnnualReturnYear05	9.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	10.72%
Past Five Years	rr_AverageAnnualReturnYear05	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	12.14%
Past Five Years	rr_AverageAnnualReturnYear05	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	8.19%
Past Five Years	rr_AverageAnnualReturnYear05	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2007
Gabelli ESG Fund, Inc. | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	7.86%
Past Five Years	rr_AverageAnnualReturnYear05	9.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Gabelli ESG Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	11.96%
Past Five Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%